Liabilities for quality assurance	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Liabilities for quality assurance
24. Liabilities for quality assurance
Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. In addition to product warranties, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues for costs of recalls and other safety measures based on the amount estimated from historical experience.

Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into “Liabilities for quality assurance” in the consolidated statement of financial position due to the fact that both are liabilities for costs to repair or replace defects of vehicles and the amounts incurred for recalls and other safety measures may affect the amounts incurred for product warranties and vice versa.
The net change in liabilities for quality assurance above for the years ended March 31, 2021, 2022 and 2023 consist of the following:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Liabilities for quality assurance at beginning of year	1,552,970	1,482,872	1,555,711
Additional provisions	345,563	362,180	400,419
Utilization	(347,806)	(278,094)	(229,623)
Reversals	(77,479)	(32,124)	(59,758)
Other	9,624	20,877	19,608

Liabilities for quality assurance at end of year	1,482,872	1,555,711	1,686,357

“Other” primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.
The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurance above for the years ended March 31, 2021, 2022 and 2023.

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Liabilities for recalls and other safety measures at beginning of year	1,104,711	1,093,689	1,171,213
Additional provisions	229,763	245,542	231,874
Utilization	(228,044)	(165,482)	(178,124)
Reversals	(16,199)	(9,389)	(35,643)
Other	3,458	6,853	4,836

Liabilities for recalls and other safety measures at end of year	1,093,689	1,171,213	1,194,156